JUNIOR SUBORDINATED NOTES (Details) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CAD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Debt Instrument [Line Items]
Outstanding					$ 38,756	$ 36,956
Unamortized debt discount and issue costs					(243)	(238)
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding					33,427	30,228
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					9,024	8,578
Unamortized debt discount and issue costs					(85)	(80)
Long-term Debt					$ 8,939	8,498
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067
Debt Instrument [Line Items]
Debt converted				$ 1,000,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,000,000,000
Stated interest rate			6.35%	6.35%	6.35%
Outstanding					$ 1,265	$ 1,275
Effective Interest Rate			4.00%		4.00%	4.10%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Variable interest rate				2.21%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 750,000,000
Stated interest rate			5.875%		5.875%
Outstanding					$ 949	$ 957
Effective Interest Rate			5.00%		5.00%	5.00%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,200,000,000
Stated interest rate			6.125%		6.125%
Outstanding					$ 1,519	$ 1,530
Effective Interest Rate			5.80%		5.80%	5.80%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,500,000,000
Stated interest rate			5.55%		5.55%
Outstanding					$ 1,899	$ 1,913
Effective Interest Rate			4.70%		4.70%	4.70%
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,500
Stated interest rate			4.90%		4.90%
Outstanding					$ 1,500	$ 1,500
Effective Interest Rate			4.50%		4.50%	4.50%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2079 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,100,000,000
Stated interest rate			5.75%		5.75%
Outstanding					$ 1,392	$ 1,403
Effective Interest Rate			5.40%		5.40%	5.40%
Stated interest rate, period of time			10 years
TRANSCANADA PIPELINES LIMITED | $500 notes due 2081 at 4.45% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 500
Stated interest rate			4.45%		4.45%
Outstanding					$ 500	$ 0
Effective Interest Rate			4.00%		4.00%	0.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2021-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500
Stated interest rate, period of time	5 years
Administrative charge percentage	0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2021-A | Period one | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate	4.45%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2021-A | Period two | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Variable interest rate	3.316%
Stated interest rate, period of time	5 years
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2021-A | Period three | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Variable interest rate	4.066%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,100,000,000
Stated interest rate		5.75%
Administrative charge percentage		0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | Period two | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Variable interest rate		4.404%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | Period three | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Variable interest rate		5.154%
TransCanada Trust | Trust Notes - Series 2021-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500
TransCanada Trust | Trust Notes - Series 2021-A | Period one | Notes payable
Debt Instrument [Line Items]
Stated interest rate	4.20%
Stated interest rate, period of time	10 years
TransCanada Trust | Trust Notes - Series 2021-A | Period two | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time	5 years
TransCanada Trust | Trust Notes - Series 2019-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,100,000,000
Stated interest rate, period of time		10 years
TransCanada Trust | Trust Notes - Series 2019-A | Period one | Notes payable
Debt Instrument [Line Items]
Stated interest rate		5.50%